RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on February 1, 2019; such supplement (accession number : 0000088053-19-000090) is incorporated by reference into this Rule 497 Document.

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.

DWS Emerging Markets Fixed Income Fund

DWS Global Small Cap Fund

DWS High Conviction Global Bond Fund

DEUTSCHE DWS INCOME TRUST

DWS Fixed Income Opportunities Fund

DWS Global High Income Fund

DWS GNMA Fund

DWS High Income Fund

DWS Multisector Income Fund

DWS Short Duration Fund

DWS Short Duration High Income Fund

DEUTSCHE DWS INTERNATIONAL FUND, INC.

DWS Emerging Markets Equity Fund

DWS Global Macro Fund

DWS Latin America Equity Fund

DWS World Dividend Fund

DEUTSCHE DWS INVESTMENT TRUST

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® U.S. Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DEUTSCHE DWS MUNICIPAL TRUST

DWS Short-Term Municipal Bond Fund